Intangible Assets	12 Months Ended
Mar. 31, 2025
Intangible assets other than goodwill [abstract]
Intangible Assets	Intangible Assets

	JPY (millions)
Acquisition cost	Software	Intangible assets associated with products	Other	Total
As of April 1, 2023	¥219,559	¥7,324,072	¥11,839	¥7,555,471
Additions and other increases	47,179	124,878	206	172,263
Disposals and other decreases	(4,885)	(57,869)	(149)	(62,903)
Reclassification to assets held for sale (Note 19)	(266)	(33,052)	—	(33,318)
Foreign currency translation differences	27,529	942,404	48	969,980
As of March 31, 2024	¥289,116	¥8,300,433	¥11,944	¥8,601,492
Additions and other increases	38,769	55,345	134	94,248
Disposals and other decreases	(4,048)	(15,453)	(116)	(19,617)
Reclassification to assets held for sale (Note 19)	(95)	(11,108)	—	(11,204)
Foreign currency translation differences	(4,424)	(122,279)	(9)	(126,712)
As of March 31, 2025	¥319,318	¥8,206,937	¥11,953	¥8,538,208

Accumulated amortization and accumulated impairment losses
As of April 1, 2023	¥(96,220)	¥(3,189,051)	¥(542)	¥(3,285,813)
Amortization	(32,587)	(521,998)	(83)	(554,668)
Impairment losses	(3,126)	(166,278)	—	(169,405)
Reversal of impairment losses	—	35,686	—	35,686
Disposals and other decreases	4,614	57,838	11	62,462
Reclassification to assets held for sale (Note 19)	203	26,558	—	26,761
Foreign currency translation differences	(12,366)	(429,462)	(5)	(441,833)
As of March 31, 2024	¥(139,483)	¥(4,186,707)	¥(620)	¥(4,326,810)
Amortization	(40,414)	(548,660)	(113)	(589,187)
Impairment losses	(556)	(95,047)	—	(95,602)
Disposals and other decreases	3,081	15,283	20	18,384
Reclassification to assets held for sale (Note 19)	63	11,108	—	11,171
Foreign currency translation differences	2,538	72,858	1	75,397
As of March 31, 2025	¥(174,771)	¥(4,731,164)	¥(713)	¥(4,906,647)

Carrying amount
As of April 1, 2023	¥123,340	¥4,135,020	¥11,297	¥4,269,657
As of March 31, 2024	149,632	4,113,726	11,324	4,274,682
As of March 31, 2025	144,547	3,475,773	11,240	3,631,560
There were no material internally generated intangible assets recorded in the consolidated statements of financial position.
The intangible assets associated with products are comprised of the following:

	JPY (millions)
	Marketed products	In-process R&D	Carrying amount
As of April 1, 2023	¥3,164,380	¥970,640	¥4,135,020
As of March 31, 2024	3,148,680	965,045	4,113,726
As of March 31, 2025	2,556,431	919,342	3,475,773
Marketed products mainly represent license rights associated with commercialized products. In-process R&D mainly represents products in development and license rights obtained in connection with Takeda’s collaborations, in-licensing agreements and others. These agreements relate to the right to sell products that are being developed (Note 13).
The table below provides information about significant intangible assets.

		JPY (millions) Carrying amount		Remaining amortization period
		As of March 31		As of March 31
		2024	2025	2025
Immunoglobulins	Marketed products	¥795,903	¥710,287	10 Years
Zasocitinib (TAK-279)	In-process R&D	613,329	609,329	-
TAKHZYRO	Marketed products	562,434	496,676	9 Years
ADVATE & ADYNOVATE/ADYNOVI	Marketed products	269,275	220,595	5 Years
ALUNBRIG	Marketed products	212,376	163,329	6 Years
VYVANSE/ELVANSE	Marketed products	223,589	95,566	1 Year
Impairment
Takeda’s impairment assessment for intangible assets requires a number of significant judgments to be made by management to estimate the recoverable amount, including the estimated pricing and costs, likelihood of regulatory approval, and the estimated market and Takeda’s share of the market. The most significant assumption for intangible assets associated with marketed products is the product market share of the therapeutic area and estimated pricing, whereas the most significant assumption with pre-marketed products and in-process R&D is the probability of regulatory approval. A change in these assumptions may have a significant impact on the amount, if any, of an impairment charge recorded during a period. For example, negative results from a clinical trial may change the assumption and result in an impairment. Products in development may be fully impaired when a trial is unsuccessful and there is no alternative use for the development asset.
During the year ended March 31, 2023, Takeda recorded impairment losses of JPY 57,341 million, primarily resulting from a decision to terminate development of GI products, a decision to terminate a collaboration agreement of an oncology product, and a decision to discontinue manufacturing of a rare diseases product. The recoverable amount of the impaired assets amounted to JPY 20,545 million.
During the year ended March 31, 2024, Takeda recorded impairment losses of JPY 169,405 million, primarily resulting from JPY 73,979 million impairment losses for ALOFISEL (for complex Crohn's perianal fistulas) following topline results of the phase 3 ADMIRE-CD Ⅱ trial, JPY 28,477 million impairment charges for EXKIVITY (for the treatment of non-small cell lung cancer) following a decision to initiate a voluntary withdrawal globally, and impairment charges for certain assets related to in-process R&D assets including those related to TAK-007 and modakafusp alfa (TAK-573) in Oncology as results of decisions to terminate those programs. There were no recoverable amounts of the impaired assets. This was offset by a reversal of impairment losses of JPY 35,686 million related to EOHILIA (TAK-721), a therapy for eosinophilic esophagitis (EoE), following its approval by the U.S. Food and Drug Administration (FDA).
During the year ended March 31, 2025, Takeda recorded impairment losses of JPY 95,602 million, primarily resulting from the decision to terminate the acquired development of oncology products and the results of studies for the neuroscience products. The recoverable amount of the impaired assets amounted to JPY 163,392 million.
These losses are recognized mainly in amortization and impairment losses on intangible assets associated with products in the consolidated statements of profit or loss.
Impairment losses were calculated by deducting the recoverable amount from the carrying amount.
For the year ended March 31, 2023, the recoverable amount was calculated at value in use and the significant assumptions used are as follows:

	Discount rate (Post-tax)	Discount rate (Pre-tax)
For the year ended March 31, 2023	6.5% - 22.0%	8.6% - 27.5%
For the years ended March 31, 2024 and 2025, the recoverable amount was measured at fair value less costs of disposal. This fair value is classified as Level 3 in the fair value hierarchy. The discount rates (post-tax) used for the measurement for the years ended March 31, 2024 and 2025 were 7.2%